Interest and Other Income (Expense), Net	12 Months Ended
Sep. 30, 2017
Other Income and Expenses [Abstract]
Interest and Other Income (Expense), Net

Note 14 — Interest and other income (expense), net

Interest and other income (expense), net, consists of the following:

	Year Ended September 30,
	2017	2016	2015
Interest income	$7,972	$6,815	$4,615
Interest expense	(1,600)	(1,667)	(3,142)
Foreign exchange loss	(8,246)	(1,998)	(8,130)
Other, net	(2,547)	(1,593)	4,113

	$(4,421)	$1,557	$(2,544)